Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000

October 31, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Advisor Series II (the trust):
Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund)
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Short Fixed-Income Fund (the funds)
File Nos. 033-06516 and 811-04707

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Fidelity Advisor Limited Term Bond Fund: Class ATBC and Institutional Class Prospectuses, Fidelity Advisor Mortgage Securities Fund: Class ATBC and Institutional Class Prospectuses, Fidelity Advisor Short Fixed-Income Fund: Class ATBC and Institutional Class Prospectuses and combined Statement of Additional Information, and the Fidelity Advisor Mortgage Securities Fund: Fidelity Mortgage Securities Fund Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

Scott C. Goebel
Scott C. Goebel
Secretary of the Trust